Prepaid Expenses and Other Current Assets, Net (Details) - CNY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Line Items]
Deposits for leased equipment	¥ 1.9	¥ 2.0
Cash advance to employees		¥ 3.8
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Purchase of raw materials